Options (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Stock based compensation expense components	$ 25,542	$ 32,105	$ 120,348	$ 1,676,974
Research and Development Expense [Member]
Stock based compensation expense components	11,072	12,951	79,067	1,614,977
Selling, General and Administrative Expenses [Member]
Stock based compensation expense components	$ 14,470	$ 19,154	$ 41,281	$ 61,997